DEFINED ASSET FUNDSSM
--------------------------------------------------------------------------------


MUNICIPAL INVESTMENT          This Defined Fund is a portfolio of preselected
TRUST FUND                    bonds formed to provide safety of principal and
INSURED SERIES--174           tax-free income by investing in a fixed portfolio
(A UNIT INVESTMENT            of insured fixed-rate bonds issued by states and
TRUST)                        their local governments and authorities. In the
------------------------------opinion of bond counsel, your interest income is,
/ / DESIGNED FOR FEDERALLY    with certain exceptions, exempt from regular
      TAX-FREE INCOME         Federal income taxes under existing law. All bonds
/ / DEFINED PORTFOLIO OF      are insured as to scheduled payments of principal
      INSURED MUNICIPAL BONDS and interest. This insurance guarantees the timely
/ / AAA RATED BONDS           payment of principal and interest but does not
/ / MONTHLY INCOME            guarantee the market value of the bonds or the
                              value of the Units. The market value of the bonds, and therefore the value of the Units, will fluctuate with changes in interest rates and other factors.
                              Minimum Purchase: One Unit



                               -------------------------------------------------
                               THESE SECURITIES HAVE NOT BEEN APPROVED OR
                               DISAPPROVED BY THE SECURITIES AND EXCHANGE
                               COMMISSION OR ANY STATE SECURITIES COMMISSION NOR
                               HAS THE COMMISSION OR ANY STATE SECURITIES
                               COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY
                               OF THIS DOCUMENT. ANY REPRESENTATION TO THE
                               CONTRARY IS A CRIMINAL OFFENSE.
                               -------------------------------------------------
SPONSORS:                      PART A OF THIS PROSPECTUS MAY NOT BE DISTRIBUTED
Merrill Lynch,                 UNLESS ACCOMPANIED BY MUNICIPAL INVESTMENT TRUST
Pierce, Fenner & Smith         FUND PROSPECTUS PART B.
Incorporated                   INVESTORS SHOULD READ BOTH PARTS OF THIS
Smith Barney Inc.              PROSPECTUS CAREFULLY AND RETAIN THEM FOR FUTURE
Prudential Securities          REFERENCE.
Incorporated                   INQUIRIES SHOULD BE DIRECTED TO THE TRUSTEE AT
Dean Witter Reynolds Inc.      1-800-323-1508.
PaineWebber Incorporated       PROSPECTUS PART A DATED FEBRUARY 20, 1998.

--------------------------------------------------------------------------------

Def ined Asset FundsSM
Defined Asset Funds is America's oldest and largest family of unit investment trusts, with over $115 billion sponsored over the last 25 years. Each Defined Asset Fund is a portfolio of preselected securities. The portfolio is divided into 'units' representing equal shares of the underlying assets. Each unit receives an equal share of income and principal distributions.

Defined Asset Funds offer several defined 'distinctives'. You know in advance what you are investing in and that changes in the portfolio are limited - a defined portfolio. Most defined bond funds pay interest monthly - defined income. The portfolio offers a convenient and simple way to invest - simplicity defined.

Your financial professional can help you select a Defined Asset Fund to meet your personal investment objectives. Our size and market presence enable us to offer a wide variety of investments. The Defined Asset Funds family offers:

  o Municipal portfolios
o Corporate portfolios
o Government portfolios
o Equity portfolios
o International portfolios

The terms of Defined Funds are as short as one year or as long as 30 years. Special defined funds are available including: insured funds, double and triple tax-free funds and funds with 'laddered maturities' to help protect against changing interest rates. Defined Asset Funds are offered by prospectus only.
----------------------------------------------------------------
Defined Insured Series
----------------------------------------------------------------

Our defined portfolio of municipal bonds offers you a simple and convenient way to earn tax-free monthly income. By purchasing Defined Asset Funds, you not only receive professional selection but also gain the advantage of reduced risk by investing in bonds of several different issuers.

INVESTMENT OBJECTIVE

To provide interest income exempt from regular federal income taxes through investment in a fixed portfolio consisting primarily of insured long-term municipal bonds issued by or on behalf of states and their local governments and authorities. The information in this prospectus is as of November 30, 1997, the evaluation date.

DIVERSIFICATION

The Portfolio contains 15 bonds. Spreading your investment among different issuers reduces your risk, but does not eliminate it. Because of maturities, sales or other dispositions of bonds, the size, composition and return of the Portfolio will change over time.

----------------------------------------------------------------
Defining Your Portfolio
----------------------------------------------------------------

PROFESSIONAL SELECTION AND SUPERVISION

The Portfolio contains a variety of bonds selected by experienced buyers. The Fund is not actively managed; however, it is regularly reviewed and a bond can be sold if retaining it is considered detrimental to investors' interests.

TYPES OF BONDS

The Portfolio consists of municipal bonds of the following types:


                                                   APPROXIMATE
                                                    PORTFOLIO
                                                   PERCENTAGE
/ / Airports/Ports/Highways                            3%
/ / General Obligation                                 13%
/ /Hospitals/Nursing Homes/Mental
      Health Facilities                                8%
/ / Housing                                            2%
/ / Industrial Development Revenue                     27%
/ / Municipal Water/Sewer Utilities                    1%
/ / Refunded Bonds                                     46%


INSURANCE

The bonds included in the Portfolio are insured. This insurance guarantees the timely payment of principal of and interest on the bonds, but does not guarantee the value of the bonds or the Fund units. Insurance may not cover accelerated payments of principal or any increase in interest payments or premiums payable on mandatory redemptions, including if interest on a bond is determined to be taxable (see Bonds Backed by Letters of Credit or Insurance in Part B.) The approximate percentage of the aggregate face amount insured by each insurance company is:


                                                   APPROXIMATE
                                                    PORTFOLIO
INSURANCE COMPANY                                  PERCENTAGE
AMBAC Indemnity Corporation                            12%
Financial Security Assurance of Maryland Inc.          13%
Financial Guaranty Insurance Company                   26%
Financial Security Assurance Inc.                      3%
MBIA Insurance Corporation                             46%

BOND CALL FEATURES

It is possible that during periods of falling interest rates, a bond with a coupon higher than current market rates will be prepaid or 'called', at the option of the bond issuer, before its expected maturity. When bonds are initially callable, the price is usually at a premium to par which then declines to par over time. Bonds may also be subject to a mandatory sinking fund or have extraordinary redemption provisions. For example, if the bond's proceeds are not able to be used as intended the bond may be redeemed. This redemption and the sinking fund are often at par.

CALL PROTECTION

Although many bonds are subject to optional refunding or call provisions, we have selected bonds with call protection. This call protection means that any bond in the Portfolio generally cannot be called for a number of years after the initial date of deposit (which was December 16, 1991) and thereafter at a declining premium over par.

TAX INFORMATION

Based on the opinion of bond counsel, income from the bonds held by this Fund is generally 100% exempt under existing laws from regular federal income tax. Any gain on a disposition of the underlying bonds or units will be subject to tax. An investor who is an individual and has held his pro rata portions of bonds for more than 18 months may be entitled to a 20% maximum federal tax rate for gains from the sale of these bonds or corresponding Units. Investors should consult their tax advisers in this regard.
----------------------------------------------------------------
Defining Your Investment
----------------------------------------------------------------

PUBLIC OFFERING PRICE PER UNIT                     $1,087.40

The Public Offering Price as of November 30, 1997, the evaluation date, is based on the aggregate bid side value of the underlying bonds in the Portfolio ($11,962,659), divided by the number of units outstanding (11,301) plus a sales charge of 2.65% of the Public Offering Price (2.726% of the value of the underlying bonds). The Public Offering Price on any subsequent date will vary. An amount equal to principal cash, if any, as well as net accrued but undistributed interest on the unit is added to the Public Offering Price. The underlying bonds are evaluated by an independent evaluator at 3:30 p.m. Eastern time on every business day thereafter.

REINVESTMENT OPTION

You can elect to automatically reinvest your distributions into a separate portfolio of federally tax-exempt bonds. Most or all of the bonds in that portfolio, however, will not be insured. Reinvesting helps to compound your income tax-free.

PREMIUM AND DISCOUNT ISSUES

On the evaluation date, 87% of the bonds were valued at a premium over par and 13% at a discount from par (see Risk Factors in Part B).

PRINCIPAL DISTRIBUTIONS

Principal from sales, redemptions and maturities of bonds in the Fund will be distributed to investors periodically when the amount to be distributed is more than $5.00 per unit.

TERMINATION DATE

The Fund will generally terminate following the maturity date of the last maturing bond listed in the Portfolio. The Fund may be terminated if the value of the Portfolio is less than 40% of the face amount of bonds deposited.On the evaluation date the value of the Fund was 79% of the face amount of bonds deposited.
----------------------------------------------------------------
Defining Your Risks
----------------------------------------------------------------

RISK FACTORS

Unit price fluctuates and could be adversely affected by increasing interest rates as well as the financial condition of the issuers of the bonds and the insurance companies backing the bonds. Because of the possible maturity, sale or other disposition of securities, the size, composition and return of the portfolio may change at any time. Because of sales charges, returns of principal and fluctuations in unit price, among other reasons, the sale price will generally be less than the cost of your units. Unit prices could also be adversely affected if a limited trading market exists in any security to be sold. There is no guarantee that the Fund will achieve its investment objective. The Fund is concentrated in Industrial Development Revenue bonds and is therefore dependent to a significant extent on revenues generated by those particular activities. The Fund is also concentrated in Refunded Bonds. (See Risk Factors in Part B.)

----------------------------------------------------------------
Defining Your Income
----------------------------------------------------------------

MONTHLY FEDERALLY TAX-FREE INTEREST INCOME

The Fund pays monthly income, even though the bonds generally pay interest semi-annually.
WHAT YOU MAY EXPECT
(PAYABLE ON THE 25TH DAY OF THE MONTH TO HOLDERS OF RECORD ON THE 10TH DAY OF THE MONTH):


Regular Monthly Income per unit:                         $    5.30
Annual Income per unit:                                  $   63.65


These figures are estimates determined as of the evaluation date and actual payments may vary.

----------------------------------------------------------------
Defining Your Costs
----------------------------------------------------------------

SALES CHARGES

Although the Fund is a unit investment trust rather than a mutual fund, the following information is presented to permit a comparison of fees and an understanding of the direct or indirect costs and expenses that you pay.


                                                         As a %
                                                   of Secondary
                                                         Market
                                                         Public
                                                   Offering Price
                                                   --------------
Maximum Sales Charges                                     5.50%


ESTIMATED ANNUAL FUND OPERATING EXPENSES


                                                       Per Unit
                                                   --------------
Trustee's Fee                                        $     0.69
Portfolio Supervision, Bookkeeping and
  Administrative Fees                                $     0.37
Evaluator's Fee                                      $     0.23
Other Operating Expenses                             $     0.35
                                                   --------------
TOTAL                                                $     1.64


REDEEMING OR SELLING YOUR INVESTMENT

You may redeem or sell your units at any time. Your price is based on the Fund's then current net asset value (based on the lower, bid side evaluation of the bonds, as determined by an independent evaluator), plus principal cash, if any, as well as accrued interest. The bid side redemption and secondary market repurchase price as of the evaluation date was $1,058.55 ($28.85 less than the Public Offering Price). There is no fee for redeeming or selling your units.

--------------------------------------------------------------------------------
    TAX-FREE VS. TAXABLE INCOME: A COMPARISON OF TAXABLE AND TAX-FREE YIELDS


                                  EFFECTIVE
TAXABLE INCOME 1998*               % TAX                         TAX-FREE YIELD OF
  SINGLE RETURN    JOINT RETURN   BRACKET    3%     3.5%     4%     4.5%     5%     5.5%     6%     6.5%
                                                        IS EQUIVALENT TO A TAXABLE YIELD OF
----------------------------------------------------------------------------------------------------------

$      0- 25,350 $      0- 42,350   15.00     3.53   4.12     4.71   5.29     5.88   6.47     7.06    7.65
----------------------------------------------------------------------------------------------------------
$ 25,351- 61,400 $ 42,351-102,300   28.00     4.17   4.86     5.56   6.25     6.94   7.64     8.33    9.03
----------------------------------------------------------------------------------------------------------
$ 61,401-128,100 $102,301-155,950   31.00     4.35   5.07     5.80   6.52     7.25   7.97     8.70    9.42
----------------------------------------------------------------------------------------------------------
$128,101-278,450 $155,951-278,450   36.00     4.69   5.47     6.25   7.03     7.81   8.59     9.38   10.16
----------------------------------------------------------------------------------------------------------
OVER $278,450       OVER $278,450   39.60     4.97   5.79     6.62   7.45     8.28   9.11     9.93   10.76
----------------------------------------------------------------------------------------------------------


To compare the yield of a taxable security with the yield of a federally tax-free security, find your taxable income and read across. The table incorporates 1998 federal income tax rates and assumes that all income would otherwise be taxed at the investor's highest tax rate. Yield figures are for example only.

*Based upon net amount subject to federal income tax after deductions and exemptions. This table does not reflect the possible effect of other tax factors, such as alternative minimum tax, personal exemptions, the phase-out of exemptions, itemized deductions, the possible partial disallowance of deductions or state and local taxation. Consequently, investors are urged to consult their own tax advisers in this regard.

          DEFINED ASSET FUNDS - MUNICIPAL INVESTMENT TRUST FUND,
          INSURED SERIES - 174


          REPORT OF INDEPENDENT ACCOUNTANTS


          The Sponsors, Trustee and Holders
          of Defined Asset Funds - Municipal Investment Trust Fund, Insured Series - 174:


          We have audited the accompanying statement of condition of Defined Asset Funds - Municipal Investment Trust Fund, Insured Series - 174, including the portfolio, as of November 30, 1997 and the related statements of operations and of changes in net assets for the years ended November 30, 1997, 1996 and 1995. These financial statements are the responsibility of the Trustee. Our responsibility is to express an opinion on these financial statements based on our audits.


          We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Securities owned at November 30, 1997, as shown in such portfolio, were confirmed to us by The Chase Manhattan Bank, the Trustee. An audit also includes assessing the accounting principles used and significant estimates made by the Trustee, as well as evaluating the overall financial statement presentation.
          We believe that our audits provide a reasonable basis for our opinion.


          In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Defined Asset Funds - Municipal Investment Trust Fund, Insured Series - 174 at November 30, 1997 and the results of its operations and changes in its net assets for the above-stated years in conformity with generally accepted accounting principles.



          DELOITTE & TOUCHE LLP


          New York, N.Y.
          January 12, 1998




                                     D - 1.

     DEFINED ASSET FUNDS - MUNICIPAL INVESTMENT TRUST FUND,
     INSURED SERIES - 174






     STATEMENT OF CONDITION
     As of November 30, 1997


     TRUST PROPERTY:
       Investment in marketable securities -
          at value (cost $ 10,949,150 )(Note 1)........                                                 $11,962,659
       Accrued interest ...............................                                                     272,861
       Cash - principal ...............................                                                      47,729
                                                                                                        -----------
         Total trust property .........................                                                  12,283,249




     LESS LIABILITIES:
       Income advance from Trustee.....................                                 $   105,324
       Accrued Sponsors' fees .........................                                       4,229         109,553
                                                                                        -----------     -----------




     NET ASSETS, REPRESENTED BY:
       11,301 units of fractional undivided
          interest outstanding (Note 3)................                                  12,010,388


       Undistributed net investment income ............                                     163,308     $12,173,696
                                                                                        -----------     ===========


     UNIT VALUE ($ 12,173,696 / 11,301 units ).........                                                 $  1,077.22
                                                                                                        ===========








                       See Notes to Financial Statements.
                                D - 2.

     DEFINED ASSET FUNDS - MUNICIPAL INVESTMENT TRUST FUND,
     INSURED SERIES - 174






     STATEMENTS OF OPERATIONS




                                                                               Years Ended November 30,
                                                                        1997              1996              1995
                                                                        ----              ----              ----


     INVESTMENT INCOME:
       Interest income ........................                     $   774,890       $   855,229       $   891,334
       Trustee's fees and expenses ............                         (13,930)          (14,617)          (15,052)
       Sponsors' fees .........................                          (4,627)           (4,529)           (8,391)
                                                                    ------------------------------------------------
       Net investment income ..................                         756,333           836,083           867,891
                                                                    ------------------------------------------------




     REALIZED AND UNREALIZED GAIN (LOSS)
       ON INVESTMENTS:
       Realized gain on
         securities sold or redeemed ..........                          94,457            65,803            52,346
       Unrealized appreciation (depreciation)
         of investments .......................                        (230,576)         (141,559)        1,476,301
                                                                    ------------------------------------------------
       Net realized and unrealized
         gain (loss) on investments ...........                        (136,119)          (75,756)        1,528,647
                                                                    ------------------------------------------------




     NET INCREASE IN NET ASSETS
       RESULTING FROM OPERATIONS ..............                     $   620,214       $   760,327       $ 2,396,538
                                                                    ================================================








                      See Notes to Financial Statements.

                                    D - 3.

     DEFINED ASSET FUNDS - MUNICIPAL INVESTMENT TRUST FUND,
     INSURED SERIES - 174






     STATEMENTS OF CHANGES IN NET ASSETS




                                                                               Years Ended November 30,
                                                                        1997              1996              1995
                                                                        ----              ----              ----


     OPERATIONS:
       Net investment income ..................                     $   756,333       $   836,083       $   867,891
       Realized gain on
         securities sold or redeemed ..........                          94,457            65,803            52,346
       Unrealized appreciation (depreciation)
         of investments .......................                        (230,576)         (141,559)        1,476,301
                                                                    ------------------------------------------------
       Net increase in net assets
         resulting from operations ............                         620,214           760,327         2,396,538
                                                                    ------------------------------------------------
     DISTRIBUTIONS TO HOLDERS (Note 2):
       Income  ................................                        (757,197)         (836,690)         (870,744)
       Principal ..............................                         (46,852)          (35,225)          (22,907)
                                                                    ------------------------------------------------
       Total distributions ....................                        (804,049)         (871,915)         (893,651)
                                                                    ------------------------------------------------
     SHARE TRANSACTIONS:
       Redemption amounts - income ............                         (12,809)          (13,542)           (8,627)
       Redemption amounts - principal .........                        (985,616)       (1,026,776)         (711,446)
                                                                    ------------------------------------------------
       Total share transactions ...............                        (998,425)       (1,040,318)         (720,073)
                                                                    ------------------------------------------------


     NET INCREASE (DECREASE) IN NET ASSETS ....                      (1,182,260)       (1,151,906)          782,814


     NET ASSETS AT BEGINNING OF YEAR ..........                      13,355,956        14,507,862        13,725,048
                                                                    ------------------------------------------------
     NET ASSETS AT END OF YEAR ................                     $12,173,696       $13,355,956       $14,507,862
                                                                    ================================================
     PER UNIT:
       Income distributions during
         year .................................                     $     63.98       $     64.34       $     64.46











                                                                    ================================================
       Principal distributions during
         year .................................                     $      3.83       $      2.67       $      1.65
                                                                    ================================================
       Net asset value at end of
         year .................................                     $  1,077.22       $  1,091.80       $  1,099.66
                                                                    ================================================
     TRUST UNITS:
       Redeemed during year ...................                             932               960               690
       Outstanding at end of year .............                          11,301            12,233            13,193
                                                                    ================================================


                       See Notes to Financial Statements.


                               D - 4.

          DEFINED ASSET FUNDS - MUNICIPAL INVESTMENT TRUST FUND,
          INSURED SERIES - 174


          NOTES TO FINANCIAL STATEMENTS


1.   SIGNIFICANT ACCOUNTING POLICIES


     The Fund is registered under the Investment Company Act of 1940 as a Unit
     Investment Trust. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles.


      (A) Securities are stated at value as determined by the Evaluator based on bid side evaluations for the securities.
               See "How to Sell Units - Trustee's Redemption of Units" in this Prospectus, Part B.


      (B) The Fund is not subject to income taxes. Accordingly, no provision for such taxes is required.


      (C)      Interest income is recorded as earned.


2.   DISTRIBUTIONS


     A distribution of net investment income is made to Holders each month.
     Receipts other than interest, after deductions for redemptions and applicable expenses, are distributed as explained in "Income, Distributions and Reinvestments - Distributions" in this Prospectus, Part B.


3.   NET CAPITAL

     Cost of 11,301 units at Date of Deposit ....................                                  $11,666,997
     Less sales charge ..........................................                                      525,016











                                                                                                   -----------
     Net amount applicable to Holders ...........................                                   11,141,981
     Redemptions of units - net cost of 3,699 units redeemed
       less redemption amounts (principal).......................                                     (270,869)
     Realized gain on securities sold or redeemed ...............                                      323,424
     Principal distributions ....................................                                     (197,657)
     Unrealized appreciation of investments......................                                    1,013,509
                                                                                                   -----------


     Net capital applicable to Holders ..........................                                  $12,010,388
                                                                                                   ===========
4.   INCOME TAXES


     As of November 30, 1997, unrealized appreciation of investments, based on cost for Federal income tax purposes, aggregated $1,013,509, all of which related to appreciated securities. The cost of investment securities for Federal income tax purposes was $10,949,150 at November 30, 1997.



                                                       D - 5.

     DEFINED ASSET FUNDS - MUNICIPAL INVESTMENT TRUST FUND,
     INSURED SERIES - 174


     PORTFOLIO
     As of November 30, 1997




                                             Rating of                                            Optional
     Portfolio No. and Title of                Issues       Face                                 Redemption
            Securities                        (1) (4)       Amount    Coupon      Maturities(3) Provisions(3)    Cost      Value(2)
            ----------                       ---------  ----------- -----------   ------------  ------------  ----------  ---------




   1 City of Burlington, KS, Ser. 1991, Poll.   AAA     $ 1,500,000     7.000 %      2031      06/01/01     $ 1,539,450 $ 1,635,870
     Ctl. Rfdg. Rev. Bonds (Kansas Gas and                                                     @  102.000
     Elec. Co. Proj.) (MBIA Ins.)


   2 California Hsg. Fin. Agy. Home Mtge.       AAA         225,000     6.850        2017      08/01/01         225,868     238,183
     Rev. Bonds, 1991 Ser. F (MBIA Ins.)                                                       @  102.000


   3 Clear Lake City, TX, Wtr. Auth.            AAA          85,000     5.750        2015      03/01/01          76,467      86,377
     Waterworks and Swr. Sys. Combination                                                      @  100.000
     Tax and Rev. Bonds (MBIA Ins.)


   4 Colorado River, TX, Mun. Water Dist.       AAA         325,000     6.625        2021(5)   01/01/01         323,944     347,614
     Wtr. Sys. Rev. Bonds (Water Transmission                                                  @  100.000











     Fac. Proj.), Ser. 1991-A (AMBAC Ins.)

   5 Hospital Auth. of Delaware Cnty., IN,      AAA         655,000     6.625        2016      08/01/01         649,040     708,094
     Ball Mem. Hosp. Rev. Bonds, Ser. 1991                                                     @  102.000
     (AMBAC Ins.)


   6 District of Columbia (Washington,          AAA         585,000     6.875        2011(5)   06/01/00         590,400     632,865
     D.C.), G.O. Bonds, Ser. 1991 A (MBIA                                                      @  102.000
     Ins.)


   7 City of Jacksonville Beach, FL, Util.      AAA         110,000     6.750        2020(5)   10/01/01         110,875     121,806
     Rev. Bonds, Ser. 1991 (MBIA Ins.)                                                         @  102.000


   8 Maine Hlth. and Higher Educl. Fac.         AAA         230,000     6.375        2021      07/01/01         221,854     247,906
     Auth. Rev. Bonds, Ser. 1991 (FSA Ins.)                                                    @  102.000

   9 Montgomery Cnty. PA, Indl. Dev. Auth.,     AAA       1,455,000     6.700        2021      12/01/01       1,445,644   1,587,129
     Poll. Ctl. Rev. Rfdg. Bonds, 1991 Ser. B                                                  @  102.000
     (Philadelphia Elec. Co. Proj.) (MBIA
     Ins.)


  10 Dormitory Auth. of the State of New        AAA       1,450,000     7.250        2015(5)   05/15/00       1,509,015   1,584,009
     York, State Univ. Educl. Fac. Rev.                                                        @  102.000
     Bonds, Ser. 1989 B (Financial Guaranty
     Ins.)




                                  D - 6.

     DEFINED ASSET FUNDS - MUNICIPAL INVESTMENT TRUST FUND,
     INSURED SERIES - 174


     PORTFOLIO
     As of November 30, 1997




                                             Rating of                                            Optional
     Portfolio No. and Title of                Issues       Face                                 Redemption
            Securities                        (1) (4)       Amount    Coupon      Maturities(3) Provisions(3)    Cost      Value(2)
            ----------                       ---------  ----------- -----------   ------------  ------------  ----------  ---------




  11 Piedmont Mun. Pwr. Agy., SC, Elec. Rev.    AAA     $   215,000     5.000 %      2018      01/01/02     $   174,750 $   211,775
     Bonds, 1991 Rfdg. Ser. A (Financial                                                       @  100.000
     Guaranty Ins.)
                                                AAA       1,285,000     5.000        2018      01/01/02       1,044,435   1,240,706
                                                                                               @  100.000

  12 Rhode Island Depositors Econ. Prot.        AAA         205,000     7.100        2018(5)   08/01/01         210,695     228,329











     Corp., Spec. Oblig. Bonds, 1991 Ser. A                                                    @  102.000
     (MBIA Ins.)


  13 Charter County of Wayne, MI, Arpt. Rev.    AAA         350,000     6.000        2020      12/01/00         325,143     361,536
     Bonds (Detroit Metro. Wayne Cnty.                                                         @  100.000
     Arpt.), Ser. 1990 B (AMBAC Ins.)


  14 Western Townships, MI, Util. Auth.         AAA       1,500,000     6.750        2015      01/01/02       1,473,750   1,617,210
     Sewage Disp. Sys. Rfdg. Bonds (Limited                                                    @  100.000
     Tax G.O.), Ser. 1991 (FSAM Ins.)


  15 Wisconsin Hlth. and Educl. Fac. Auth.      AAA       1,000,000     7.100        2019(5)   08/15/01       1,027,820   1,113,250
     Rev. Bonds, Ser. 1991 (St. Luke's Med.                                                    @  102.000
     Ctr. Proj.) (MBIA Ins.)


                                                        -----------                                          ----------  ----------
     TOTAL                                              $11,175,000                                         $10,949,150 $11,962,659
                                                        ===========                                          ==========  ==========


                               See Notes to Portfolio.
                                       D - 7.

     DEFINED ASSET FUNDS - MUNICIPAL INVESTMENT TRUST FUND,
     INSURED SERIES - 174


     NOTES TO PORTFOLIO
     As of November 30, 1997


(1)   The ratings of the bonds are by Standard & Poor's Ratings Group, or by Moody's
      Investors Service, Inc. if followed by "(m)", or by Fitch Investors Service,
      Inc. if followed by "(f)"; "NR" indicates that this bond is not currently rated by any of the above-mentioned rating services. These ratings have been furnished by the Evaluator but not confirmed with the rating agencies. See "Description of Ratings" in Part B of this Prospectus.


(2)   See Notes to Financial Statements.


(3)   Optional redemption provisions, which may be exercised in whole or in part, are initially at prices of par plus a premium, then subsequently at prices declining to par. Certain securities may provide for redemption at par prior or in addition to any optional or mandatory redemption dates or maturity, for example, through the operation of a maintenance and replacement fund, if proceeds are not able to be used as contemplated, the project is condemned or sold or the project is destroyed and insurance proceeds are used to redeem the securities. Many of the securities are also subject to mandatory sinking fund redemption commencing on dates which may be prior to the date on which securities may be optionally redeemed. Sinking fund redemptions are at par and redeem only part of the issue. Some of the securities have mandatory sinking funds which contain optional provisions permitting the issuer to increase the principal amount of securities called on a mandatory redemption date. The sinking fund redemptions with optional provisions may, and optional refunding redemptions generally will, occur at times when the redeemed securities have an offering side evaluation which represents a premium over par. To the extent that the securities were acquired at a price higher than the redemption price, this will represent a loss of capital when compared with the Public Offering Price of the Units when acquired. Distributions will generally be reduced by the amount of the income which would otherwise have been paid with respect to redeemed securities and there will be distributed to Holders any principal amount and premium received on such redemption after satisfying any redemption requests for Units received by the Fund. The estimated current return may be affected by redemptions. The tax effect on
      Holders of redemptions and related distributions is described under "Taxes"
      in this Prospectus, Part B.


(4)   All securities are insured, either on an individual basis or by portfolio insurance, by a municipal bond insurance company which has been assigned
      "AAA" claims paying ability by Standard & Poor's. Accordingly, Standard &
      Poor's has assigned a "AAA" rating to the securities. Securities covered by portfolio insurance are rated "AAA" only as long as they remain in the Trust.
      See "Risk Factors - Bonds Backed by Letters of Credit or Insurance" in this
      Prospectus, Part B.

(5)   Bonds with an aggregate face amount of $ 3,675,000 have been pre-refunded and are expected to be called for redemption on the optional redemption provision dates shown.


                                        D - 8.

                             DEFINED ASSET FUNDS--
                        MUNICIPAL INVESTMENT TRUST FUND
                                 INSURED SERIES
I want to learn more about automatic reinvestment in the Investment Accumulation Program. Please send me information about participation in the Municipal Fund Accumulation Program, Inc. and a current Prospectus.
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print) _________________________________________________________________________
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


BUSINESS REPLY MAIL                                              NO POSTAGE
FIRST CLASS PERMIT NO. 644, NEW YORK, NY                         NECESSARY
                                                                 IF MAILED
POSTAGE WILL BE PAID BY ADDRESSEE                                  IN THE
          THE CHASE MANHATTAN BANK (MITF)                      UNITED STATES
          RETAIL PROCESSING DEPARTMENT
          BOWLING GREEN STATION
          P.O. BOX 5179
          NEW YORK, NY 10274-5179


--------------------------------------------------------------------------------
                            (Fold along this line.)

--------------------------------------------------------------------------------
                            (Fold along this line.)

                                                  DEFINED
                             ASSET FUNDSSM


SPONSORS:                               MUNICIPAL INVESTMENT
Merrill Lynch,                          TRUST FUND
Pierce, Fenner & Smith Incorporated     Insured Series--174
Defined Asset Funds                     (A Unit Investment Trust)
P.O. Box 9051                           PROSPECTUS PART A
Princeton, NJ 08543-9051                This Prospectus consists of a Part A and
(609) 282-8500                          a Part B. This Prospectus does not
Smith Barney Inc.                       contain all of the information with
Unit Trust Department                   respect to the investment company set
388 Greenwich Street--23rd Floor        forth in its registration statement and
New York, NY 10013                      exhibits relating thereto which have
(212) 816-4000                          been filed with the Securities and
PaineWebber Incorporated                Exchange Commission, Washington, D.C.
1200 Harbor Boulevard                   under the Securities Act of 1933 and the
Weehawken, NJ 07087                     Investment Company Act of 1940, and to
(201) 902-3000                          which reference is hereby made. Copies
Prudential Securities Incorporated      of filed material can be obtained from
One New York Plaza                      the Public Reference Section of the
New York, NY 10292                      Commission, 450 Fifth Street, N.W.,
(212) 778-6164                          Washington, D.C. 20549 at prescribed
Dean Witter Reynolds Inc.               rates. The Commission also maintains a
Two World Trade Center--59th Floor      Web site that contains information
New York, NY 10048                      statements and other information
(212) 392-2222                          regarding registrants such as Defined
EVALUATOR:                              Asset Funds that file electronically
Kenny S&P Evaluation Services,          with the Commission at
a division of J. J. Kenny Co., Inc.     http://www.sec.gov.
65 Broadway                             No person is authorized to give any
New York, NY 10006                      information or to make any
TRUSTEE:                                representations with respect to this
The Chase Manhattan Bank                investment company not contained in its
Customer Service Retail Department      registration statement and exhibits
Bowling Green Station                   relating thereto; and any information or
P.O. Box 5187                           representation not contained therein
New York, NY 10274-5187                 must not be relied upon as having been
1-800-323-1508                          authorized. This Prospectus does not
                                        constitute an offer to sell, or a
                                        solicitation of an offer to buy,
                                        securities in any state to any person to whom it is not lawful to make such offer in such state.
                                        14078--2/98